Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
	December 31, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 82,835	$ 82,835	$ 42,846	$ 42,846
Restricted cash	$ 24,962	$ 24,962	$ 21,163	$ 21,163
Accounts receivable	$ 8,441	$ 8,441	$ 5,103	$ 5,103
Accounts payable	$ 1,577	$ 1,577	$ 1,277	$ 1,277
Due to related parties, short term	$ 2,848	$ 2,848	$ 27,815	$ 27,815
Ship mortgage notes and premium	$ 610,000	$ 622,963	$ 506,593	$ 482,275
Other Long-term debt	$ 544,448	$ 544,448	$ 487,493	$ 487,493
Loans due to related party	—	—	$ 35,000	$ 35,000
Due to related parties, long term	$ 5,144	$ 5,144	$ 57,701	$ 57,701
Loans receivable from affiliates	$ 2,660	$ 2,660	—	—

Fair value measurement on recurring basis
Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 82,835	$ 82,835	$ —	$ -
Restricted cash	$ 24,962	$ 24,962	$ —	$ -
Ship mortgage notes and premium	$ 622,963	$ 622,963	$ —	$ -
Other Long-term debt(1)	$ 544,448	$ —	$ 544,448(1)	$ -
Due to related parties, long term(1)	$ 5,144	$ —	$ 5,144(1)	$ -
Loans receivable affiliates	$ 2,660	$ —	$ 2,660(1)	$ -

Fair Value Measurements at December 31, 2012 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 42,846	$ 42,846	$ —	$ —
Restricted cash	$ 21,163	$ 21,163	$ —	$ —
Ship mortgage notes and premium	$ 482,275	$ 482,275	$ —	$ —
Other Long-term debt(1)	$ 487,493	$ —	$ 487,493(1)	$ —
Due to related parties, long term(1)	$ 57,701	$ —	$ 57,701(1)	$ —
Loans receivable affiliates	$ —	$ —	$ —	$ —

Fair value measurement on non recurring basis
	Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II	Level III
Derivatives (included under “Prepaid expenses and other current assets”)	$ 3,446	$ -	$3,446	$ -